Business Combination - Additional Information (Details)		1 Months Ended	3 Months Ended			12 Months Ended
	Aug. 01, 2023 USD ($) $ / shares shares	Aug. 31, 2023 shares	Mar. 31, 2024 shares	Jun. 30, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) shares	Feb. 09, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Proceeds from revenue interest financing | $						$ 40,000,000
Number of shares forfeited						79,232
Warrants outstanding						403,658	403,658
Outstanding public warrants to purchase	18,759,838
Transaction costs | $	$ 22,700,000
Additional paid-in capital | $	15,200,000					$ 143,007,000	$ 144,768,000		$ 99,875,000
Business combination expense | $	5,000,000
Business combination one-time insurance payment | $	3,600,000
Public warrant liabilities | $						5,943,000	2,113,000
Earn-out liabilities | $	53,000,000					23,990,000	$ 4,110,000
General and Administrative
Business Acquisition [Line Items]
Business combination expense | $	5,000,000
Fortress Term Loan
Business Acquisition [Line Items]
Issuance costs | $	$ 2,500,000
Public Warrants
Business Acquisition [Line Items]
Warrants outstanding	13,206,922
Public warrant liabilities | $	$ 13,800,000
Business Combination Agreement
Business Acquisition [Line Items]
Sponsor loan excess amount | $	3,700,000
Revenue Interest Financing Agreement
Business Acquisition [Line Items]
Proceeds from revenue interest financing | $	40,000,000
Direct costs and fees | $	1,200,000
Issuance costs | $	1,200,000
Revenue Interest Financing Agreement | Maximum
Business Acquisition [Line Items]
Percentage of annual net sales								6.00%
Remittance of revenue interest payments percentage								10.00%
Conversion of PIPE subscription to revenue interest finance | $						$ 7,500,000		$ 7,500,000
Revenue Interest Financing Agreement | New Allurion
Business Acquisition [Line Items]
Proceeds from revenue interest financing | $	$ 40,000,000
Revenue Interest Financing Agreement | New Allurion | Maximum
Business Acquisition [Line Items]
Percentage of annual net sales								6.00%
Remittance of revenue interest payments percentage								10.00%
Fortress Credit Agreement
Business Acquisition [Line Items]
Shares issued	950,000
Fortress Credit Agreement | Term Loan Facility
Business Acquisition [Line Items]
Term loan borrowed | $	$ 60,000,000
Backstop Agreement
Business Acquisition [Line Items]
Aggregate principal amount | $	$ 2,000,000
Shares issued upon conversion of convertible notes	700,000
RSU Forfeiture Agreement
Business Acquisition [Line Items]
Number of shares forfeited	79,232
PIPE Subscription Agreements
Business Acquisition [Line Items]
Aggregate purchase of shares	5,386,695
Purchase price per share | $ / shares	$ 7.04
Aggregate purchase price | $	$ 37,900,000
Common Stock
Business Acquisition [Line Items]
Shares issued			143,234
Outstanding public warrants to purchase				492	3,554
Common Stock | Convertible Notes
Business Acquisition [Line Items]
Accured interest | $	$ 21,800,000
Shares issued upon conversion of convertible notes	3,301,222
Aggregate recognition APIC amount | $	$ 25,600,000
Common Stock | Business Combination Agreement
Business Acquisition [Line Items]
Exchange ratio	0.978
Conversion of shares	525,568
Sale of stock | $ / shares	$ 8.1
Common Stock | Business Combination Agreement | Warrant Amendment
Business Acquisition [Line Items]
Sale of stock | $ / shares	$ 8.1
Common Stock | RTW Side Letter
Business Acquisition [Line Items]
Shares issued	250,000
Common Stock | Backstop Agreement
Business Acquisition [Line Items]
Shares issued	700,000
Common Stock | HVL Termination Agreement
Business Acquisition [Line Items]
Shares issued	387,696
Common Stock | Gaur Contribution Agreement
Business Acquisition [Line Items]
Contribution of capital	79,232
Class A Common Stock | Business Combination Agreement
Business Acquisition [Line Items]
Conversion of shares	1.420455	1.420455
Class A Common Stock | Sponsor Contribution Agreement
Business Acquisition [Line Items]
Contribution of capital	161,379
Class A Common Stock | Sponsor Support Agreement | CPUH Stockholders
Business Acquisition [Line Items]
Conversion of shares		21,120
Warrants outstanding	12,833,333
Warrants converted into warrants exercisable	2,088,327
Shares issued upon conversion	21,120
Class B Common Stock | Sponsor Support Agreement | CPUH Stockholders
Business Acquisition [Line Items]
Recapitalization of common stock	21,442,500
Recapitalization of additional shares	30,000